Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Account Series II
Entity Central Index Key	0001738079
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000202320
Shareholder Report [Line Items]
Fund Name	BlackRock Securitized Income Fund
Class Name	Institutional Shares
Trading Symbol	MSUMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Securitized Income Fund (the “Fund”) (formerly known as BlackRock U.S. Mortgage Portfolio) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
AssetsNet	$ 454,740,515
Holdings Count | Holding	863
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$454,740,515
Number of Portfolio Holdings...
863
Portfolio Turnover Rate...
123%

C000202318
Shareholder Report [Line Items]
Fund Name	BlackRock Securitized Income Fund
Class Name	Investor A Shares
Trading Symbol	BMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Securitized Income Fund (the “Fund”) (formerly known as BlackRock U.S. Mortgage Portfolio) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[2]
AssetsNet	$ 454,740,515
Holdings Count | Holding	863
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$454,740,515
Number of Portfolio Holdings...
863
Portfolio Turnover Rate...
123%

C000202319
Shareholder Report [Line Items]
Fund Name	BlackRock Securitized Income Fund
Class Name	Investor C Shares
Trading Symbol	BMPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Securitized Income Fund (the “Fund”) (formerly known as BlackRock U.S. Mortgage Portfolio) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$79	1.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.55%	[3]
AssetsNet	$ 454,740,515
Holdings Count | Holding	863
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$454,740,515
Number of Portfolio Holdings...
863
Portfolio Turnover Rate...
123%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.